Comprehensive (Loss) Income	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Equity [Abstract]
Comprehensive (Loss) Income

4. Comprehensive Income

Comprehensive income, which is reported in the accompanying consolidated statements of deficit, consists of net income and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income. For the Company, the components of other comprehensive income primarily consist of foreign currency translation gains and losses, minimum pension liabilities, and deferred gains and losses on financial instruments designated as hedges under ASC 815, Derivatives and Hedging, which include foreign exchange contracts. The following summary sets forth the changes in the components of accumulated other comprehensive loss, net of related tax benefit of approximately $6 million:

	Foreign Currency Translation Loss (a)	Minimum Pension Liability Adjustment	Deferred Gains (Losses) On Derivative Financial Instruments	Accumulated Other Comprehensive Loss, net
	(in millions)
Balance at September 30, 2019	$(218)	$(14)	$(8)	$(240)
Other comprehensive loss	(8)	—	(20)	(28)

Balance at March 31, 2020	$(226)	$(14)	$(28)	$(268)

(a)	Includes historical foreign currency translation related to certain intra-entity transactions.

5. Comprehensive (Loss) Income

Comprehensive (loss) income, which is reported in the accompanying consolidated statements of (deficit) equity, consists of net (loss) income and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net (loss) income. For the Company, the components of other comprehensive loss primarily consist of foreign currency translation losses, minimum pension liabilities and deferred gains and losses on financial instruments designated as hedges under ASC 815, which include foreign exchange contracts. The following summary sets forth the changes in the components of accumulated other comprehensive loss, net of related tax benefit of $4 million:

	Foreign Currency Translation Loss	Minimum Pension Liability Adjustment	Deferred Gains (Losses) On Derivative Financial Instruments	Accumulated Other Comprehensive Loss, net
	(in millions)
Balance at September 30, 2016	$(201)	$(17)	$—	$(218)
Other comprehensive income (a)	30	8	—	38
Amounts reclassified from accumulated other comprehensive income	—	(1)	—	(1)

Balance at September 30, 2017	$(171)	$(10)	$—	$(181)
Other comprehensive loss (a)	(13)	1	3	(9)

Balance at September 30, 2018	$(184)	$(9)	$3	$(190)
Other comprehensive loss (a)	(34)	(5)	(11)	(50)

Balance at September 30, 2019	$(218)	$(14)	$(8)	$(240)

(a)

Includes historical foreign currency translation related to certain intra-entity transactions that are no longer of a long-term investment nature of $0 million, $0 million and $(19) million during the fiscal years ended September 30, 2019, September 30, 2018 and September 30, 2017, respectively.